Events After The Reporting Period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events After The Reporting Period
31	Events after the reporting period
Acquisitions
On December 8, 2021, the Company announced the launch of a new growth equity strategy, anchored by a proposed partnership with Kamaroopin Gestora de Recursos Ltda. (purchased by PILTDA) and Hanuman GP Cayman, LLC (purchased by Patria Finance Ltd.) (collectively “Kamaroopin”), a private markets investment group. The partnership is structured in two stages. The first stage includes the acquisition of a 40% minority equity stake, at which point the Group would pursue a joint fundraising campaign for a new growth equity fund. The second stage would trigger the acquisition of the remaining 60
% for a fixed undisclosed equity consideration contingent on fundraising success. In the event the requirements for the second stage are not satisfied, the Group and Kamaroopin would have the option to unwind the transaction.
The acquisition for 40% minority interest concluded on
February 1
,
2022
for US$
7.7
 million in cash, subsequent to all terms and conditions per the purchase agreement being satisfied.
Dividends
On February 10, 2022 the board of directors approved a dividend of
US$ 0.16 per share (US$ 23.6
million) which was paid in March 2022.
Special Purpose Acquisition Company (“
SPAC
”)
Initial Public Offering

On March 14, 2022, Patria Latin American Opportunity Acquisition Corp. (the “SPAC entity”), announced the closing of its initial public
offering of 23,000,000 units, including the exercise in full by the underwriters to purchase an additional 3,000,000 units to cover over-allotments, at a price of US$10.00 per unit. Each Unit consists of one Class A ordinary share of the SPAC entity, par value $0.0001 per share (the “SPAC Class A Ordinary Shares”), and one-half of one redeemable warrant of the Company (each whole warrant, a “Public Warrant”), with each Public Warrant entitling the holder thereof to purchase one SPAC Class A Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds from the issuance of US$ 230,000,000.
The SPAC entity is a special purpose acquisition company incorporated in the Cayman Islands and sponsored by affiliate, Patria SPAC LLC (the “Sponsor”) for the purpose of effecting a business combination with one or more businesses with a focus in Latin America. The registration statement on Form
S-1
relating to the securities referred to therein and subsequently amended has been filed with the SEC and declared effective on March 9, 2022.
Warrants
26,000,000 Warrants (11,500,000 of Public Warrants and 14,500,000 of Private Placement Warrants) were issued in connection with the IPO.
The Private Placement
Warrants are identical to the Public Warrants, except that, so long as they are held by the Sponsor or its permitted transferees, (i) they will not be redeemable by the Company, (ii) they (including the
 SPAC
Class A Ordinary Shares issuable upon exercise of these Warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until
30
 days after the completion of the Initial Business Combination, (iii) they may be exercised by the holders on a cashless basis, (iv) are subject to registration rights and (v) use a different Black-Scholes Warrant Model for purposes of calculating the Black-Scholes Warrant Value (as defined in the warrant agreement).
Warrants are redeemable when the price per SPAC Class A Ordinary Share equals or exceeds $18.00. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described above with respect to the Private Placement Warrants).
Contingent liabilities

As of March 22, 2022, PILTDA became involved in administrative proceedings related to the exemption of ISS between 2017 and 2019. Management assisted by external legal counsel assessed the risk of loss relating to these lawsuits as possible and evaluated the potential loss for PILTDA as US$ 2.1 million.
Subsequent to December 31, 2021 and up until the date of authorization for issuance of the consolidated financial statements, there were no further significant events that occurred after the reporting period for disclosure.